Prepayments and Other Current Assets, Net - Schedule of Allowances for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowances for Expected Credit Losses [Abstract]
Balance	$ 2	$ 1
Provision for expected credit losses		1
Balance	$ 2	$ 2